Document And Entity Information	Mar. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	Tivic Health Systems, Inc.
Entity Central Index Key	0001787740
Entity Emerging Growth Company	true
Securities Act File Number	001-41052
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4016391
Entity Address, Address Line One	25821 Industrial Blvd.,
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	888
Local Phone Number	276-6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TIVC
Security Exchange Name	NASDAQ